UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21897

The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Jon Foust

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code:  (952) 230-6140

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

DECEMBER 31, 2014

Roxbury/Hood River Small-Cap Growth Fund

Roxbury/Mar Vista Strategic Growth Fund

(Unaudited)

Telephone: (800) 497-2960

www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

Dear Shareholders,

As you can see from the returns detailed in this mailing, performance continued its upward trend in 2014 and marks the sixth year of the most recent bull market. In fact, the broad equity market has generated average annualized returns of more than 17% for six years. After exceptional returns in 2013, the equity markets advanced but at a more moderate pace in 2014. In the most recent six months, as valuations continued to climb, we experienced more volatility with a minor correction in late summer that reversed course later in the year as a number of factors gave investors more optimism about the future.

Improving data across a wide swath of the domestic economy — labor, housing, manufacturing, consumer spending — combined with further declines in interest rates fueled investor appetite for risk assets and higher market returns for the fourth quarter of 2014. A rapid collapse in energy prices, as well as other key commodities like copper and iron ore, fueled a more bullish outlook for the US consumer and stocks while raising questions about the health of European, Japanese and emerging market economies. Reflecting this favorable cocktail of better domestic growth yet lower interest rates, the equity markets posted strong gains in the most recent three months.

The Roxbury/Hood River Small-Cap Growth Fund returned 6.36% over the six months ending December 31, 2014, compared to the 3.31% return of the Russell 2000 Growth Index over the same time period. The team’s strong stock selection within industrials and consumer discretionary coupled with our underweight position in energy, as oil declined dramatically, contributed to the Fund’s relative performance. We continue to believe that the inefficient small-cap market provides opportunities for the adviser’s unique fundamental research to identify investment candidates with a goal to contribute to the objective of ensuring the Fund’s future success.

Over the six months ending December 31, 2014, the Roxbury/Mar Vista Strategic Growth Fund advanced 5.15%, compared to the 6.34% return of the Russell 1000 Growth Index. The Fund was positively impacted by stock selection in consumer discretionary, energy and financials while it was offset by an underweight in healthcare companies and a slight overweight to the energy sector as oil prices declined dramatically. Despite the moderate underperformance of the Fund, it is well within our range of expectations. As we have communicated before, the Fund is more conservatively positioned than the index and typically provides investors with 90-95% of the market upside, but only exposes our investors to 70-75% of the markets downside. On average and over time, this approach is anticipated to deliver a return profile that is better than the index but at much lower levels of risk.

As always, we remain committed to our shareholders and appreciate the trust you have put in Roxbury as stewards of your capital. In the following pages, be sure to read more about the funds. If you have any additional questions, we welcome an opportunity to discuss our Funds with you.

Sincerely,

Jon R. Foust

President

The Roxbury Funds

The above comments reflect general views regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

Jon R. Foust

President, The Roxbury Funds

SMALL-CAP GROWTH

INVESTMENT REVIEW

How did the Roxbury/Hood River Small-Cap Growth Fund perform during the six month period ending December 31, 2014?

During the six month period ending December 31, 2014, the Roxbury/Hood River Small-Cap Growth Fund achieved a total return of 6.36%. This compares to a return of 3.31% for the Russell 2000® Growth Index during the same period.

What key factors were responsible for the Fund’s performance during the six month reporting period?

The positive performance for the reporting period was driven by our bottom-up research, with stock selection adding roughly 43 basis points of outperformance. Our sector allocation weights added roughly 270 basis points to performance during the period.

Which equity market sectors most significantly affected Fund performance?

During the six months ending December 31, 2014, the Small Cap Growth Fund was positively impacted by performance and stock selection in industrials (TriNet Group, Old Dominion Freight Line, TASER International) and consumer discretionary (LifeLock, Rentrak, Tuesday Morning) coupled with an underweight in energy. Performance in materials detracted from returns during the period.

What are you expecting from the equity markets over the upcoming year?

As we look at the world today, the U.S. economy appears to be in decent shape in the near-term, with low inflation, headline unemployment back down to 5.6% and third quarter 2014 Gross Domestic Product (GDP) growth recently revised up to 5%. Based on our numerous conversations with management teams and industry sources, certain small cap companies are finding good opportunities to grow.

With that said, the stronger dollar may increasingly weigh on exporters in 2015, and we continue to be concerned about levels of sovereign debt globally, which now leave Europe, Japan and the U.S. with record levels of total debt to GDP. In the near-term, the U.S. economy seems to be managing ok, however, the level of debt in the global economy raises the risk of future crises and will impair the abilities of governments worldwide to respond to those crises.

While every quarter brings with it unique geopolitical events and market twists, we remain focused on implementing our philosophy that has generated strong results since the Fund began in 2003. We continue to believe that inefficient small-cap markets provide opportunities to capitalize on unique bottom-up insight. Our insight comes from our original research, including conversations with management teams and other industry sources, combined with our lengthy experience in small-cap investing. As we look at the companies we own today, we have conviction that our research has translated into a portfolio that should generate alpha, and we remain excited to come into the office every day to find the next great stocks that will extend this success.

Very truly yours,

Robert C. Marvin, CFA Portfolio Manager	Brian P. Smoluch, CFA Portfolio Manager

David G. Swank, CFA Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

The following tables are as of December 31, 2014:

Top Ten Holdings (Unaudited)	% of Portfolio
SunEdison, Inc.	3.3%
PRA Group, Inc.	3.1%
Microsemi Corp.	3.0%
Pebblebrook Hotel Trust	2.5%
Old Dominion Freight Line, Inc.	2.4%
VCA Antech, Inc.	2.2%
KAR Auction Services, Inc.	2.2%
TrueCar, Inc.	2.2%
Rentrak Corp.	2.2%
TriNet Group, Inc	2.1%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	31.2%
Industrials	22.2%
Health Care	19.0%
Consumer Discretionary	13.3%
Financials	8.0%
Consumer Staples	1.7%
Telecommunication Services	1.6%
Materials	1.2%
Short-Term Investments	1.8%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	86
Market Cap (wtd. Median, mil.)	$2,821.0
Price / Book Value (wtd. Avg.)	5.6	x
Price / Earnings (wtd. Avg.)	29.5	x
Beta	0.94
Standard Deviation	18.06%
Portfolio Turnover	70%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

SMALL-CAP GROWTH

Roxbury/Hood River Small-Cap Growth Fund

The following table compares the performance of the Roxbury/Hood River Small-Cap Growth Fund and the Russell 2000® Growth Index for the periods ended December 31.

Returns For the Periods Ended December 31, 2014.
	Six Months Total Returns[1]	Average Annual Total Returns
		1 Year	5 Years	10 Years	Since Inception[2]
Roxbury/Hood River Small-Cap Growth Fund Institutional Shares	6.36%	8.56%	17.82%	8.88%	12.69%
Russell 2000® Growth Index[3]	3.31%	5.60%	16.80%	8.54%	(4.41)%

Fund Expense Ratios4: Institutional Shares: Gross 1.49%, Net 1.26%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

[1]	Not annualized

[2]	The Institutional Shares commenced operations on January 2, 2003.

[3]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2014 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2014 (unaudited)

	Shares	Value (Note 2)

COMMON STOCK – 98.2%
CONSUMER DISCRETIONARY – 13.3%
Diversified Consumer Services – 1.6%
2U, Inc.*	2,223	$43,704
Grand Canyon Education, Inc.*	24,384	1,137,757

		1,181,461

Hotels, Restaurants & Leisure – 1.7%
Diamond Resorts International, Inc.*	29,524	823,720
Habit Restaurants, Inc. (The) - Class A*	560	18,116
Papa Murphy’s Holdings, Inc.*	36,423	423,235

		1,265,071

Media – 3.0%
Lions Gate Entertainment Corp.	18,814	602,424
Rentrak Corp.*	21,936	1,597,380

		2,199,804

Multi-Line Retail – 1.8%
Tuesday Morning Corp.*	62,486	1,355,946

Specialty Retail – 4.7%
Cabela’s, Inc.*	11,057	582,815
Genesco, Inc.*	13,062	1,000,810
LifeLock, Inc.*	82,700	1,530,777
MarineMax, Inc.*	20,673	414,494

		3,528,896

Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands, Inc.	3,221	359,528

TOTAL CONSUMER DISCRETIONARY		9,890,706

CONSUMER STAPLES – 1.7%
Food & Staples Retailing – 1.7%
United Natural Foods, Inc.*	8,699	672,650
Whitewave Foods Co.*	16,893	591,086

		1,263,736

TOTAL CONSUMER STAPLES		1,263,736

FINANCIALS – 8.0%
Commercial Banks – 1.6%
Bank of The Ozarks, Inc.	18,074	685,366
Umpqua Holdings Corp.	30,486	518,562

		1,203,928

Consumer Finance – 3.1%
PRA Group, Inc.*	39,201	2,270,914

Real Estate Investment Trusts – 2.5%
Pebblebrook Hotel Trust	40,508	1,848,380

Thrifts & Mortgage Finance – 0.8%
BankUnited, Inc.	20,566	595,797

TOTAL FINANCIALS		5,919,019

	Shares	Value (Note 2)

COMMON STOCK – continued
HEALTH CARE – 19.0%
Biotechnology – 2.9%
Bluebird Bio, Inc.*	5,622	$515,650
Clovis Oncology, Inc.*	9,141	511,896
Isis Pharmaceuticals, Inc.*	11,146	688,154
Puma Biotechnology, Inc.*	2,142	405,416

		2,121,116

Health Care Equipment & Supplies – 2.6%
Cooper Companies, Inc. (The)	5,503	891,981
Cynosure Inc. - Class A*	27,301	748,593
Tandem Diabetes Care, Inc.*	24,528	311,506

		1,952,080

Health Care Providers & Services – 12.3%
Amsurg Corp.*	17,911	980,269
Centene Corp.*	13,019	1,352,023
ExamWorks Group, Inc.*	33,386	1,388,524
Magellan Health, Inc.*	22,120	1,327,864
Molina Healthcare, Inc.*	16,926	906,049
Providence Service Corp.*	20,970	764,147
Team Health Holdings, Inc.*	13,529	778,323
VCA Antech, Inc.*	33,753	1,646,134

		9,143,333

Health Care Technology – 1.2%
Omnicell Inc*	25,818	855,092

TOTAL HEALTH CARE		14,071,621

INDUSTRIALS – 22.2%
Aerospace & Defense – 0.6%
TASER International, Inc.*	17,175	454,794

Building Products – 2.4%
Apogee Enterprises, Inc.	23,286	986,628
Patrick Industries, Inc.*	8,416	370,136
PGT, Inc.*	47,843	460,728

		1,817,492

Commercial Services & Supplies – 5.6%
James River Group Holdings Ltd.*	41,078	934,935
KAR Auction Services, Inc.	47,276	1,638,113
TriNet Group, Inc*	49,622	1,552,176

		4,125,224

Construction & Engineering – 1.0%
Dycom Industries, Inc*	12,086	424,098
William Lyon Homes - Class A*	17,366	352,009

		776,107

Electrical Equipment – 1.7%
EnerSys, Inc.	9,566	590,414
SolarCity Corp.*	11,858	634,166

		1,224,580

Machinery – 0.7%
Greenbrier Cos, Inc.	9,231	495,982

The accompanying notes are an integral part of the financial statements.

SMALL-CAP GROWTH

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2014 (unaudited) continued

	Shares	Value (Note 2)

COMMON STOCK – continued
Professional Services – 4.4%
Huron Consulting Group, Inc.*	12,462	$852,276
Kforce, Inc.	18,753	452,510
On Assignment, Inc.*	14,472	480,326
Resources Connection, Inc.	49,247	810,113
WageWorks, Inc.*	10,515	678,954

		3,274,179

Road & Rail – 5.8%
Covenant Transportation Group, Inc.*	4,666	126,495
Genesee & Wyoming, Inc. - Class A*	5,922	532,506
Heartland Express, Inc.	34,874	941,947
Old Dominion Freight Line, Inc.*	22,544	1,750,316
Swift Transportation Co.*	33,243	951,747

		4,303,011

TOTAL INDUSTRIALS		16,471,369

INFORMATION TECHNOLOGY – 31.2%
Communications Equipment – 1.1%
Applied Optoelectronics, Inc.*	24,548	275,429
Radware Ltd.*	23,312	513,330

		788,759

Computers & Peripherals – 2.4%
Super Micro Computer, Inc.*	28,858	1,006,567
Violin Memory, Inc.*	159,263	762,870

		1,769,437

Electronic Equipment, Instruments & Components – 0.6%
Maxwell Technologies, Inc.*	51,333	468,157

Internet Software & Services – 6.2%
comScore, Inc.*	19,473	904,131
Constant Contact, Inc.*	32,636	1,197,741
Global Eagle Entertainment, Inc.*	67,842	923,330
TrueCar, Inc.*	70,520	1,614,908

		4,640,110

IT Services – 0.8%
Unisys Corp.*	20,621	607,907

Semiconductors & Semiconductor Equipment – 15.7%
Canadian Solar, Inc.*	9,413	227,700
Integrated Device Technology, Inc.*	59,879	1,173,628
JinkoSolar Holding Co., Ltd., ADR*	65,278	1,286,629
Lattice Semiconductor Corp.*	49,462	340,793
Mattson Technology, Inc.*	199,957	679,854
Microsemi Corp.*	78,327	2,222,920
Skyworks Solutions, Inc.	21,055	1,530,909
SunEdison, Inc.*	124,867	2,436,155
Tower Semiconductor Ltd.*	63,466	846,002
Veeco Instruments, Inc.*	25,242	880,441

		11,625,031

	Shares	Value (Note 2)

COMMON STOCK – continued
Software – 4.4%
ACI Worldwide, Inc.*	14,180	$286,011
Callidus Software, Inc.*	32,800	535,624
Mavenir Systems, Inc.*	40,104	543,810
Monotype Imaging Holdings, Inc.	16,815	484,777
Proofpoint, Inc.*	19,023	917,479
Solera Holdings, Inc.	9,694	496,139

		3,263,840

TOTAL INFORMATION TECHNOLOGY		23,163,241

MATERIALS – 1.2%
Construction Materials – 1.2%
Martin Marietta Materials, Inc.	8,436	930,660

TOTAL MATERIALS		930,660

TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 1.6%
inContact, Inc.*	136,279	1,197,892

TOTAL TELECOMMUNICATION SERVICES		1,197,892

TOTAL COMMON STOCK (COST $55,878,412)		72,908,244

SHORT-TERM INVESTMENTS – 1.8%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.03%**	1,317,761	1,317,761

TOTAL SHORT-TERM INVESTMENTS (COST $1,317,761)		1,317,761

TOTAL INVESTMENTS (COST $57,196,173)† - 100.0%		74,226,005

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)		(23,104)

NET ASSETS - 100.0%		$74,202,901

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2014.
†	The cost for federal income tax purposes is $57,196,173. At December 31, 2014, net unrealized appreciation was $17,029,832. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $17,978,993, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $949,161.

The accompanying notes are an integral part of the financial statements.

STRATEGIC GROWTH

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ending December 31, 2014?

The Roxbury/Mar Vista Strategic Growth Fund was up 5.15% for the six months ending December 31, 2014 compared to 6.34% for the Fund’s benchmark, the Russell 1000® Growth Index, for the same period.

What key factors were responsible for the Funds’ performance during the reporting period?

Equities continued to advance during the reporting period despite minor declines in July and September as well as the month of December. The ascent of equities for the sixth straight year is the longest winning streak since the 1990s. Stocks have been bolstered by an expanding economy, favorable interest rates and a forty percent collapse in energy prices.

Which equity market sectors most significantly affected Fund performance?

During the six months ended December 31, 2014, the Strategic Growth Fund was positively impacted by performance and stock selection in consumer discretionary (O’Reilly Automotive, TJX Companies, Liberty Global) and financials (Berkshire Hathaway, American Tower). Our investments in healthcare, combined with a lack of exposure to biotech stocks, detracted from performance during the period. Energy also lagged during the period as oil prices plunged in the latter part of the year.

What are you expecting from the equity markets over the upcoming year?

Although the economy ended the year with accelerating momentum, concerns over less accommodative monetary conditions and the health of European, Japanese and emerging market economies triggered new equity market volatility. Stocks are trading with minimal discounts to intrinsic values making it difficult to pinpoint new asymmetrical investment opportunities. In fairly valued markets, future investment returns are largely dependent upon the compounding growth rates of intrinsic value. With our upside to fair value compressed at 7%, extended valuations are providing minimal downside protection and our cash levels are elevated. We will remain prudent in allocating your capital in the current environment.

Sincerely,

Silas A. Myers Portfolio Manager	Brian L. Massey Portfolio Manager

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

Portfolio composition is subject to change.

STRATEGIC GROWTH

The following tables are as of December 31, 2014:

Top Ten Holdings (Unaudited)	% of Portfolio
American Tower Corp.	5.0%
Berkshire Hathaway, Inc. - Class B	4.5%
Oracle Corp.	4.1%
Allergan, Inc.	3.4%
Honeywell International, Inc.	3.3%
Mettler-Toledo International, Inc	3.2%
TransDigm Group, Inc.	2.9%
Markel Corp.	2.9%
Visa, Inc. - Class A	2.9%
O’Reilly Automotive, Inc.	2.8%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	23.0%
Industrials	15.3%
Financials	12.4%
Consumer Discretionary	11.3%
Health Care	9.7%
Consumer Staples	8.3%
Energy	5.6%
Materials	4.4%
Short-Term Investments	10.0%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	39
Market Cap (wtd. Median, mil.)	$116.5
Price / Book Value (wtd. Avg.)	6.3	x
Price / Earnings (wtd. Avg.)	25.9	x
Beta	0.90
Standard Deviation	9.44%
Portfolio Turnover	19%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

Roxbury/Mar Vista Strategic Growth Fund

The following table compares the performance of the Roxbury/Mar Vista Strategic Growth Fund and the Russell 1000® Growth Index for the periods ended December 31.

Returns For the Periods Ended December 31, 2014
	Six Months Total Returns[1]	Average Annual Total Returns
		1 Year	3 Years	Since Inception[2]
Roxbury/Mar Vista Strategic Growth Fund Institutional Shares	5.15%	15.08%	20.05%	19.37%
Russell 1000® Growth Index[3]	6.34%	13.05%	20.26%	19.94%

Fund Expense Ratios4: Institutional Shares: Gross 2.80%, Net 0.91%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. Please read carefully before investing.

[1]	Not Annualized

[2]	The Institutional Shares commenced operations on November 1, 2011.

[3]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2014 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through November 1, 2020. Gross expenses do not reflect the effect of the contractual fee waiver.

STRATEGIC GROWTH

SCHEDULE OF INVESTMENTS DECEMBER 31, 2014 (unaudited)

	Shares	Value (Note 2)

COMMON STOCK – 89.2%
CONSUMER DISCRETIONARY – 11.2%
Hotels, Restaurants & Leisure – 2.0%
Starbucks Corp.	3,824	$313,759

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.*	493	153,003

Media – 2.6%
Liberty Global PLC - Class C*	8,189	395,611

Specialty Retail – 5.6%
O’Reilly Automotive, Inc.*	2,268	436,862
TJX Cos, Inc. (The)	6,306	432,465

		869,327

TOTAL CONSUMER DISCRETIONARY		1,731,700

CONSUMER STAPLES – 8.3%
Beverages – 3.7%
Anheuser-Busch InBev NV, ADR	2,989	335,724
PepsiCo, Inc.	2,384	225,431

		561,155

Food Products – 2.6%
Mondelez International, Inc. - Class A	11,154	405,169

Household Products – 2.0%
Procter & Gamble Co. (The)	3,436	312,985

TOTAL CONSUMER STAPLES		1,279,309

ENERGY – 5.6%
Energy, Equipment & Services – 3.9%
Core Laboratories NV	1,891	227,563
Schlumberger Ltd.	4,350	371,534

		599,097

Oil, Gas & Consumable Fuels – 1.7%
California Resources Corp.*	—	1
Exxon Mobil Corp.	2,871	265,424

		265,425

TOTAL ENERGY		864,522

FINANCIALS – 12.2%
Insurance – 7.3%
Berkshire Hathaway, Inc. - Class B*	4,611	692,342
Markel Corp.*	648	442,480

		1,134,822

Real Estate Investment Trusts – 4.9%
American Tower Corp.	7,736	764,704

TOTAL FINANCIALS		1,899,526

HEALTH CARE – 9.6%
Health Care Equipment & Supplies – 1.8%
St Jude Medical, Inc.	4,217	274,232

Life Sciences Tools & Services – 3.2%
Mettler-Toledo International, Inc*	1,640	496,034

	Shares	Value (Note 2)

COMMON STOCK – continued
Pharmaceuticals – 4.6%
Allergan, Inc.	2,487	$528,711
Johnson & Johnson	1,857	194,187

		722,898

TOTAL HEALTH CARE		1,493,164

INDUSTRIALS – 15.1%
Aerospace & Defense – 10.9%
B/E Aerospace, Inc.*	6,031	349,919
Honeywell International, Inc.	5,101	509,692
KLX, Inc.*	3,015	124,369
Precision Castparts Corp.	1,076	259,187
TransDigm Group, Inc.	2,268	445,322

		1,688,489

Electrical Equipment – 2.2%
Sensata Technologies Holding NV*	6,489	340,088

Road & Rail – 2.0%
Union Pacific Corp.	2,678	319,030

TOTAL INDUSTRIALS		2,347,607

INFORMATION TECHNOLOGY – 22.8%
Communications Equipment – 2.3%
QUALCOMM, Inc.	4,889	363,399

Computers & Peripherals – 4.0%
Apple, Inc.	3,547	391,518
EMC Corp.	7,585	225,578

		617,096

Internet Software & Services – 2.6%
GOOGLE, Inc. - Class A*	252	133,726
GOOGLE, Inc. - Class C*	498	262,147

		395,873

IT Services – 2.8%
Visa, Inc. - Class A	1,678	439,972

Semiconductors & Semiconductor Equipment – 2.3%
Analog Devices, Inc.	6,375	353,940

Software – 8.8%
Adobe Systems, Inc.*	5,323	386,982
Intuit, Inc.	3,749	345,620
Oracle Corp.	14,121	635,021

		1,367,623

TOTAL INFORMATION TECHNOLOGY		3,537,903

MATERIALS – 4.4%
Chemicals – 4.4%
Ecolab Inc.	4,003	418,394
Praxair, Inc.	2,034	263,525

		681,919

TOTAL MATERIALS		681,919

TOTAL COMMON STOCK (COST $10,522,209)		13,835,650

The accompanying notes are an integral part of the financial statements.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2014 (unaudited) continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS – 9.9%
Blackrock Liquidity Funds TempFund Portfolio, 0.03%**	1,533,014	$1,533,014

TOTAL SHORT-TERM INVESTMENTS (COST $1,533,014)		1,533,014

TOTAL INVESTMENTS (COST $12,055,223)† - 99.1%		15,368,664

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		138,139

NET ASSETS - 100.0%		$15,506,803

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2014.
†	The cost for federal income tax purposes is $12,055,223. At December 31, 2014, net unrealized appreciation was $3,313,441. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,369,730 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $56,289.

The accompanying notes are an integral part of the financial statements.

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THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

For the Six Months Ended December 31, 2014 (unaudited)

	Roxbury/ Hood River Small-Cap Growth Fund	Roxbury/ Mar Vista Strategic Growth Fund
Assets:
Investments in securities, at value*	$74,226,005	$15,368,664
Receivable for Fund shares sold	203,437	140,053
Receivables for investments sold	2,065,004	106
Dividends and interest receivable	38,824	13,041
Receivable from adviser	—	9,719
Other assets	41,555	27,018

Total assets	76,574,825	15,558,601

Liabilities:
Payable for Fund shares redeemed	200,000	—
Payable for investments purchased	2,065,198	21
Accrued advisory fee	45,926	—
Other accrued expenses	60,800	51,777

Total liabilities	2,371,924	51,798

Net Assets	$74,202,901	$15,506,803

Net Assets consist of:
Par value	$23,985	$10,317
Paid-in capital	59,648,770	12,179,984
Accumulated net investment loss	(750,274)	(2,099)
Accumulated net realized gain/(loss) on investments	(1,749,412)	5,160
Net unrealized appreciation of investments	17,029,832	3,313,441

Net Assets	$74,202,901	$15,506,803

Net assets by share class:
Institutional Shares	$74,202,901	$15,506,803

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	2,398,457	1,031,740
Per Share:
Institutional Shares (net asset value, offering and redemption price**)	$30.94	$15.03

* Investments at cost	$57,196,173	$12,055,223

**Redemption	price will vary based on length of time shares are held. See Note 6.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2014 (unaudited)

	Roxbury/ Hood River Small-Cap Growth Fund	Roxbury/ Mar Vista Strategic Growth Fund
Investment Income:
Dividends	$155,316	$120,534
Foreign tax withheld	(621)	(663)

Total investment income	154,695	119,871

Expenses:
Advisory fees (Note 3)	416,156	53,547
Administration and accounting fees	39,919	20,319
Transfer agent fees	30,172	11,595
Legal fees	29,238	29,238
Insurance expense	15,262	4,967
Registration fees	13,846	16,989
Trustees’ and Officers’ fees	10,531	10,531
Audit fees	9,321	9,321
Reports to shareholders	8,293	8,017
Custody fees	8,051	4,568
Other	16,103	4,239

Total expenses before fee waivers and expense reimbursements	596,892	173,331

Advisory fees waived/expenses reimbursed (Note 3)	(76,697)	(109,075)

Total expenses, net	520,195	64,256

Net investment income/(loss)	(365,500)	55,615
Net realized and unrealized gain/(loss) on investments:
Net realized gain on investments	6,380,294	507,153
Net change in unrealized appreciation/(depreciation) on investments	(2,330,203)	165,941

Net gain on investments	4,050,091	673,094

Net increase in net assets resulting from operations	$3,684,591	$728,709

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Roxbury/ Hood River Small-Cap Growth Fund		Roxbury/ Mar Vista Strategic Growth Fund
	For the Six Months Ended December 31, 2014 (Unaudited)	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014 (Unaudited)	For the Year Ended June 30, 2014
Increase/(Decrease) in Net Assets:
Operations:
Net investment gain/(loss)	$(365,500)	$(567,948)	$55,615	$61,615
Net realized gain on investments	6,380,294	10,789,686	507,153	637,351
Net change in unrealized appreciation/(depreciation) on investments	(2,330,203)	4,618,340	165,941	1,896,785

Net increase in net assets resulting from operations	3,684,591	14,840,078	728,709	2,595,751

Distributions to shareholders from:
Net investment income:	—	—	(57,714)	(103,328)
Net realized gains:	—	—	(1,045,970)	(452,078)

Total Distributions	—	—	(1,103,684)	(555,406)

Fund share transactions:
Institutional Class
Proceeds from shares sold	18,800,967	25,437,627	1,817,469	4,377,479
Cost of shares issued on reinvestment of distributions	—	—	1,065,759	393,510
Redemption fees	3,183	4,033	—	32
Cost of shares redeemed	(32,251,595)	(16,208,751)	(679,087)	(1,798,363)

Net increase/(decrease) in net assets from Fund share transactions	(13,447,445)	9,232,909	2,204,141	2,972,658

Total increase/(decrease) in net assets	(9,762,854)	24,072,987	1,829,166	5,013,003

Net Assets:
Beginning of period	83,965,755	59,892,768	13,677,637	8,664,634

End of period	$74,202,901	$83,965,755	$15,506,803	$13,677,637

Accumulated net investment income/(loss)	$(750,274)	$(384,774)	$(2,099)	$—

Capital share transactions:
Institutional Class
Shares sold	645,899	914,985	117,092	309,565
Shares reinvested	—	—	71,003	28,913
Shares redeemed	(1,134,058)	(598,207)	(44,188)	(127,576)

Net increase/(decrease) in capital shares	(488,159)	316,778	143,907	210,902

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2014 (Unaudited)		For the Years Ended June 30,
			2014		2013		2012	2011		2010
Roxbury/Hood River Small-Cap Growth Fund — Institutional Shares
Net Asset Value — Beginning of Year	$29.09		$23.31		$17.72		$18.40	$13.24		$10.84

Investment Operations:
Net investment loss[1]	(0.13)		(0.22)		(0.12)		(0.15)	(0.16)		(0.12)
Net realized and unrealized gain/(loss) on investments	1.98		6.00		5.71		(0.53)	5.32		2.52

Total from investment operations	1.85		5.78		5.59		(0.68)	5.16		2.40

Redemption fees	—	[2]	—	[2]	—	[2]	— [2]	—	[2]	—	[2]

Net Asset Value — End of Year	$30.94		$29.09		$23.31		$17.72	$18.40		$13.24

Total Return	6.36%	**	24.80%		31.55%		(3.70)%	38.97%		22.14%
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	1.25%	*	1.25%		1.25%		1.25%	1.25%		1.25%
Excluding waivers/reimbursements	1.43%	*	1.48%		1.59%		1.57%	1.53%		1.45%
Net investment loss	(0.88)%	*	(0.82)%		(0.58)%		(0.88)%	(0.96)%		(0.92)%
Portfolio turnover rate	70%	**	115%		119%		138%	181%		194%
Net assets at the end of year (000 omitted)	$74,203		$83,966		$59,893		$57,643	$99,054		$94,207

*	Annualized
**	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total return in the table represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2014 (Unaudited)		For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Period Ended June 30, 2012[1]
Roxbury/Mar Vista Strategic Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$15.41		$12.80	$11.00	$10.00

Investment Operations:
Net investment income[2]	0.06		0.08	0.10	0.08
Net realized and unrealized gain on investments	0.73		3.35	1.92	0.92

Total from investment operations	0.79		3.43	2.02	1.00

Distributions:
From net investment income	(0.06)		(0.15)	(0.13)	—
From net realized gains	(1.11)		(0.67)	(0.09)	—

Total distributions	(1.17)		(0.82)	(0.22)	—
Redemption fees	—	[3]	— [3]	— [3]	—	[3]

Net Asset Value — End of Period	$15.03		$15.41	$12.80	$11.00

Total Return	5.15%	**	27.71%	18.55%	10.00%	**
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	0.90%	*	0.90%	0.90%	0.90%	*
Excluding waivers/reimbursements	2.43%	*	2.79%	3.99%	4.85%	*
Net investment income	0.78%	*	0.58%	0.82%	1.12%	*
Portfolio turnover rate	19%	**	31%	59%	27%	**
Net assets at the end of period (000 omitted)	$15,507		$13,678	$8,665	$6,483

*	Annualized
**	Not Annualized
[1]	Operations commenced on November 1, 2011.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

1.	Description of the Funds. The Roxbury/Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) are each a series of The Roxbury Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

As of December 31, 2014, each of the Funds offers one class of shares: Institutional Shares.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the closing asked and bid quotations in the over-the-counter market. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2014, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$74,226,005	$74,226,005	$—	$—

Strategic Growth Fund

	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$15,368,664	$15,368,664	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to the schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ

NOTES TO FINANCIAL STATEMENTS

significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be otherwise less liquid than publicly traded securities.

For the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds. It is each Fund’s policy to recognize transfers at the end of the reporting period.

Federal Income Taxes. The Funds are treated as separate entities for Federal income tax purposes and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Therefore, no Federal income tax provision has been made.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions, Investment Income and Expenses. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

3.	Fees and Other Transactions with Related Parties. Roxbury Capital Management, LLC (“Roxbury”) served as investment adviser to the Funds for the period ended June 30, 2014 and through January 20, 2015. For its services, Roxbury received a fee from the Funds at annual rates as follows:

% of Average Daily Net Assets
Small-Cap Growth Fund	1.00% up to $1 billion; 0.95% of next $1 billion; and 0.90% in excess of $2 billion
Strategic Growth Fund	0.75%

Mar Vista Investment Partners, LLC (“Mar Vista”), served as the sub-adviser to the Strategic Growth Fund subject to the supervision of Roxbury through January 20, 2015. Hood River Capital Management LLC (“Hood River”) served as the sub-adviser to the Small-Cap Growth Fund subject to the supervision of Roxbury through January 20, 2015. Sub-advisory fees with respect to each Fund were paid by Roxbury.

Each Fund’s adviser has contractually agreed to waive a portion of its advisory fees or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

	Expense Cap	Expiration Date
Small-Cap Growth Fund Institutional Shares	1.25%	December 31, 2020
Strategic Growth Fund Institutional Shares	0.90%	November 1, 2020

Please see Note 9 Subsequent Events for details regarding changes to the adviser of the Funds.

Compensation of Trustees and Officers. The Funds pay each Trustee who is not an interested person of the Funds a fee of $5,000 per year plus $2,000 for each regularly scheduled Board or Committee meeting, attended in person or by telephone; $2,000 for each special Board or Committee meeting attended in person and $200 for each special Board or Committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or Committee meetings. The Chairman is paid an additional fee of $1,000 per year. The Funds pay the Chief Compliance Officer a fee of $8,000 per year.

4.	Other Service Providers. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides administrative and accounting services to the Funds pursuant to an Accounting and Administrative Services Agreement.

The Bank of New York Mellon serves as custodian to the Trust pursuant to a Custodian Services Agreement.

THE ROXBURY FUNDS

5.	Investment Securities Transactions. During the six month period ended December 31, 2014, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Purchases	$55,668,800	$2,995,094
Sales	67,702,001	2,414,010

6.	Redemption Fees. In accordance with the prospectus, the Small-Cap Growth Fund and the Strategic Growth Fund charge a redemption fee of 1% and 0.75%, respectively, on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid for the fiscal year ended June 30, 2014 was as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Distribution paid from:
Ordinary income	$—	$288,914
Long term capital gains	—	266,492

Total taxable distribution	$—	$555,406

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2014, the Small-Cap Growth Fund incurred a late year ordinary loss of $384,774 which it will elect to defer to the fiscal year ended June 30, 2015. For the fiscal year ended June 30, 2014, the Strategic Growth Fund incurred no late year losses.

As of June 30, 2014, the components of accumulated undistributed earnings/(deficit) on a tax basis were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Undistributed ordinary income	$—	$172,402
Accumulated long-term capital gains	—	381,193
Capital loss carryforwards	(7,892,374)	—
Qualified late year loss deferrals	(384,774)	—
Net unrealized appreciation on investments	19,122,703	3,137,882

Total accumulated undistributed earnings/(deficit)	$10,845,555	$3,691,477

The difference between the book basis and tax basis components of accumulated earnings/(deficit) are attributable to the deferral of losses on wash sales and tax treatment of short-term capital gains.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2014, the Small-Cap Growth Fund had capital loss carryforwards of $7,892,374, which will expire on June 30, 2018. As of June 30, 2014, the Strategic Growth Fund had no capital loss carryforwards. Under the enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9.	Subsequent Events.

On January 20, 2015, Mar Vista and Hood River each acquired a controlling interest in Roxbury (the “Transaction”). Prior to the Transaction, Roxbury had served as the investment adviser to the Small-Cap Growth Fund and the Strategic Growth Fund, Mar Vista had served as sub-adviser to the Strategic Growth Fund and Hood River had served as sub-adviser to the Small-Cap Growth Fund. Roxbury and each subadviser had previously notified the Board of Trustees of the Trust (the “Board”) that they recommend that Hood

NOTES TO FINANCIAL STATEMENTS continued

River replace Roxbury as primary investment adviser to the Small-Cap Growth Fund and that Mar Vista replace Roxbury as primary investment adviser to the Strategic Growth Fund following the Transaction.

As a result of the Transaction, the investment advisory agreement between Roxbury and the Trust, and the subadvisory agreements between Roxbury and each of Mar Vista for sub-advisory services to the Strategic Growth Fund and Hood River for sub-advisory services to the Small-Cap Growth Fund terminated effective January 20, 2015. In order to avoid disruption of the Funds’ investment management program, on December 30, 2014 the Board approved interim investment advisory agreements, between the Trust, on behalf of the Strategic Growth Fund, and Mar Vista, and between the Trust, on behalf of the Small-Cap Growth Fund, and Hood River in accordance with Rule 15a-4 under the 1940 Act. The interim investment advisory agreements became effective on January 20, 2015 upon termination of the investment advisory agreement between Roxbury and the Trust. The interim investment advisory agreements will be remain in effect until the shareholders of each Fund either approve or disapprove of a new advisory agreement or until June 19, 2015, whichever is sooner. The interim investment advisory agreements have identical fee structures to the prior investment advisory agreement between Roxbury and the Trust, on behalf of the Funds, and all investment advisory fees earned by Hood River and Mar Vista will be held in escrow at the Funds’ custodian pending approval of new advisory agreements. Mar Vista, on behalf of the Strategic Growth Fund, and Hood River on behalf of the Small Cap Growth Fund, each entered into expense limitation agreements with the Trust that became effective January 20, 2015. The expense limitation agreements have the same expense caps and termination dates as the expense limitation agreement Roxbury had entered into with the Trust, on behalf of the Funds. (Please see Note 3 Fees and Other Transactions with Related Parties for the terms of the expense limitation agreements.) In determining to approve the interim investment advisory agreements, the Board considered the findings required under Rule 15a-4, information provided by Mar Vista and Hood River, the fact that the interim investment advisory agreements have identical fee structures as the prior advisory agreement and other factors deemed relevant.

Additionally, on January 26, 2015, the Board approved new investment advisory agreements between the Trust, on behalf of the Strategic Growth Fund, and Mar Vista, and between the Trust, on behalf of the Small-Cap Growth Fund, and Hood River. The new investment advisory agreements are subject to the approval of each Fund’s shareholders at a special meeting to be held on April 9, 2015. At the special meeting, shareholders of the Trust will also be asked to elect two nominees to the Board. Information regarding the material factors and the conclusions reached with respect to the Board’s approval of the new advisory agreements will be included in the proxy statement provided to shareholders in connection with the special meeting as well as the Funds’ annual report for the period ended June 30, 2015.

In connection with the appointment of Mar Vista and Hood River as investment advisers to the Strategic Growth Fund and Small-Cap Growth Fund, respectively, the Board also approved an administration agreement between Roxbury and the Trust pursuant to which Roxbury would provide certain compliance and administrative services to the Trust. In addition, the Board approved the change of the name of the Strategic Growth Fund to the Mar Vista Strategic Growth Fund and the change of the name of the Small-Cap Growth Fund to the Hood River Small-Cap Growth Fund, subject to approval of new advisory agreements by shareholders of each Fund at the special meeting.

THE ROXBURY FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to each Fund’s portfolio securities is available without charge, upon request, by calling (800) 497-2960. Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2014 is available without charge, upon request, by calling (800) 497-2960. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s costs in two ways.

— Actual fund return. The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

— Hypothetical 5% return. The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2014 to December 31, 2014

Expense Table

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury/Hood River Small-Cap Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,063.60	1.25%	$6.50
Hypothetical 5% Return Before Expenses	1,000.00	1,018.90	1.25	6.36

Expense Table

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury/Mar Vista Strategic Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,051.50	0.90%	$4.65
Hypothetical 5% Return Before Expenses	1,000.00	1,020.67	0.90	4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half-year period).

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This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Funds. Shares of The Roxbury Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. www.foreside.com

December 14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jon Foust
Jon Foust, President
(principal executive officer)

Date	February 25, 2015

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.